Capital Stock (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 08, 2023	Aug. 04, 2023	Oct. 20, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 12, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of reverse stock split	one-for-300	On August 4, 2023, the Company filed an Amendment to the Certificate of Incorporation (the “Amendment”) in order to effect a reverse stock split in the ratio of 1-for-300 (the “Reverse Split”). The Company and its shareholders holding a majority of the issued and outstanding shares of stock of the Company entitled to vote previously approved a reverse stock split for not less than 1-for-10 and not more than 1-for-1,000, at any time prior to October 20, 2023, with the Company’s Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized				4,500,000,000		4,500,000,000	4,500,000,000
Voting rights percentage			63.86%
Preferred Stock, Shares Authorized				10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding				0		0	50,000
Preferred stock, shares issued				0		0	50,000
Common Stock, Shares, Issued				11,612,729		11,373,793	10,818,522
Common stock, shares outstanding				11,612,729		11,373,793	10,818,522
Shares issued for services				$ 1,566		$ 203,002	$ 51,000
Aggregate exercise price					$ 189,000
Preferred stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized								50,000
Preferred stock, par value								$ 0.001
Share Price								$ 1.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount						$ 0.005
Preferred Stock, Convertible, Shares Issuable						50,000
Conversion of Stock, Shares Issued						50,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of reverse stock split			1-for-10
Common stock, shares authorized			600,000,000
Authorized share reduction			10,000,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of reverse stock split			1-for-1,000
Common stock, shares authorized			4,500,000,000
Authorized share reduction			2,000,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value			$ 0.001
Common Stock, Shares, Issued						555,271	9,699,259
Shares issued for services, shares				1,666		170,509	25,000
Shares issued for services				$ 2		$ 171	$ 25
Shares issued for note modification, shares				237,250		55,451
Number of shares					165,789	196,491	114,035
Aggregate exercise price					$ 166	$ 224,000	$ 130,000
Shares issued for cashless exercise of warrants, shares					8,987	55,998
Preferred Stock, Convertible, Shares Issuable						33,333
Conversion of Stock, Shares Issued						33,333
Stock Issued During Period, Shares, Other						55,451
Stock Issued During Period, Shares, New Issues						43,489
Stock Issued During Period, Shares, Conversion of Units							9,560,224
Stock Issued During Period, Value, Other							$ 8,987,027
Common Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services							$ 51,000